MFS(R) INVESTMENT MANAGEMENT
              500 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02116-3741
                                 (617) 954-5000



                                        January 30, 2009


VIA EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

     Re: MFS(R) Series Trust XI (the "Trust") (File Nos. 33-68310 and 811-7992) on Behalf of MFS(R) Mid Cap Value Fund and MFS(R) Blended Research Core Equity Fund (the "Funds")

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectuses and Statements of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 28 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on January 27, 2009.

     Please call the undersigned at (617) 954-5843 or Jessica Rung at (617) 954-6149 with any questions you may have.

                                        Very truly yours,


                                        BRIAN E. LANGENFELD
                                        Brian E. Langenfeld
                                        Vice President & Senior Counsel

BEL/bjn